Discontinued Operations Income Statement Disclosures of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 11,517	$ 11,215	$ 3,892
Total loss before income tax:	(24,966)	(74,225)	(24,768)
Total income tax benefit	(6,907)	26,329	8,695
Total loss from discontinued operations, net of tax	(18,059)	(47,896)	(16,073)
Redbox Canada [Member]
Revenue	11,417	6,816	1,733
Total loss before income tax:	(23,707)	(19,830)	(8,121)
Total income tax benefit	6,416	5,233	2,270
Total loss from discontinued operations, net of tax	(17,291)	(14,597)	(5,851)
Certain New Ventures [Member]
Revenue	100	4,399	2,159
Total loss before income tax:	(1,259)	(54,395)	(16,647)
Total income tax benefit	491	21,096	6,425
Total loss from discontinued operations, net of tax	$ (768)	$ (33,299)	$ (10,222)